Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure [Abstract]
Summary of Income Tax Expense
The amounts of income tax expense in the Income Statements for 2025, 2024 and 2023 are summarized as follows:

	2025	2024	2023
Current income tax expense	$178	343	1,102
Deferred income tax (benefit) expense	207	(276)	103
	$385	67	1,205

Summary of Temporary Differences in Deferred Income Tax Assets and Liabilities
As of December 31, 2025 and 2024, the main temporary differences that generated deferred income tax assets and liabilities are as follows:

		2025	2024
Deferred tax assets:
Tax loss carryforwards and other tax credits	$	480	446
Accounts payable and accrued expenses		745	1,084
Intangible assets, net and other		177	130
Total deferred tax assets, gross		1,402	1,660
Presentation of net position by same legal entity		(886)	(987)
Total deferred tax asset, net in the statement of financial position		516	673
Deferred tax liabilities:
Property, machinery and equipment and right-of-use asset, net		(1,382)	(1,298)
Investments and other assets		(105)	(237)
Total deferred tax liabilities, gross		(1,487)	(1,535)
Presentation of net position by same legal entity		886	987
Total deferred tax liabilities, net in the statement of financial position		(601)	(548)
Net deferred tax assets (liabilities)	$	(85)	125
The breakdown is presented below:
Net deferred tax assets in Mexican entities	$	312	393
Net deferred tax liabilities in foreign entities		(397)	(268)
Net deferred tax assets (liabilities)	$	(85)	125

Summary of the Balances of the Deferred tax Assets and Liabilities in Statement of Financial Position
As of December 31, 2025 and 2024, balances of the deferred tax assets and liabilities included in the statement of financial position are located in the following entities:

	2025			2024
	Assets	Liabilities	Net	Assets	Liabilities	Net
Mexican entities	$443	(131)	312	$518	(125)	393
Foreign entities	73	(470)	(397)	155	(423)	(268)
	$516	(601)	(85)	$673	(548)	125

Summary of Breakdown of Changes in Consolidated Deferred Income Taxes
The breakdown of changes in consolidated deferred income taxes during 2025, 2024 and 2023 was as follows:

	2025	2024	2023
Deferred income tax (benefit) expense in the Income Statement	$207	(276)	103
Deferred income tax expense (benefit) in stockholders’ equity	7	57	(6)
Reclassifications 1	(4)	14	—
Change in deferred income tax during the period	$210	(205)	97

1	In 2025 and 2024, refers to the effects of the reclassification of balances to assets held for sale and related liabilities (note 5.2).

Summary of Current and Deferred Income Tax Relative to Items of Other Comprehensive Income Loss
Current and/or deferred income tax relative to items of other comprehensive income during 2025, 2024 and 2023 were as follows:

	2025	2024	2023
Expense (benefit) related to actuarial results (note 20)	$(5)	11	(5)
Expense (benefit) related to derivative financial instruments (note 18.4)	(16)	4	(41)
Expense related to foreign currency translation and other effects	14	33	40
	$(7)	48	(6)

Schedule of Consolidated Tax Loss and Tax Credits Carry Forwards Expire
As of December 31, 2025, consolidated tax loss and tax credits carryforwards expire as follows:

	Amount of carryforwards	Amount of unrecognized carryforwards	Amount of recognized carryforwards
2026	$17	17	—
2027	25	15	10
2028	52	20	32
2029	191	178	13
2030 and thereafter	7,070	5,273	1,797
	$7,355	5,503	1,852

Schedule of Reconciliation Between Actual Income Tax Expense and Amount Computed by Applying Statutory Tax Rate
The reconciliation of the effective income tax rate presented in the Income Statements and the statutory tax rate for the years ended December 31, 2025, 2024 and 2023, were as follows:

	2025		2024		2023
	%	$	%	$	%	$
Mexican statutory tax rate	30.0%	237	30.0%	294	30.0%	397
Income tax penalties in Spain (note 21.4)	—	—	—	—	46.9%	620
Difference between accounting and tax expenses, net 1	44.6%	352	(9.2)%	(90)	0.4%	6
Non-taxable sale of equity securities and fixed assets 2	(44.5)%	(351)	(10.6)%	(104)	(1.3)%	(17)
Difference between book and tax inflation	15.3%	121	6.1%	60	9.1%	120
Differences in tax rates where Cemex operates	(5.2)%	(41)	2.5%	24	7.7%	103
Deferred income tax changes related to tax carryforwards	8.0%	63	(10.1)%	(99)	(4.3)%	(57)
Changes in provisions for uncertain tax positions	1.5%	12	1.1%	11	0.1%	1
Others	(0.9)%	(8)	(3.0)%	(29)	2.4%	32
Effective consolidated income tax expense rate	48.8%	385	6.8%	67	91.0%	1,205

1	In 2025, $307 relates to impairment charges in the U.S. that are non-deductible for tax purposes in that jurisdiction (note 8).

2	In 2025 and 2024, includes $289 and $72, respectively, related to non-taxable income from the sale of shares of subsidiaries and associates during the period.

Schedule of Variations Between the Line Item Changes in Deferred Tax Assets Against the Changes in Deferred Tax Assets in the Balance Sheet
The following table compares the line item “Deferred income tax changes related to tax carryforwards” as presented in the table above against the changes in deferred tax assets in the statement of financial position for the years ended December 31, 2025 and 2024:

		2025		2024
		Changes in the statement of financial position	Amounts in reconciliation	Changes in the statement of financial position	Amounts in reconciliation
Tax loss carryforwards generated and not recognized during the year	$	—	91	—	89
Derecognition of previously recognized tax loss carryforwards		(70)	51	(100)	—
Recognition related to unrecognized tax loss carryforwards		96	(79)	105	(186)
Foreign currency translation and other effects		8	—	(4)	(2)
Changes in deferred tax assets	$	34	63	1	(99)

Schedule of Unrecognized Tax Benefits	A summary of the beginning and ending balances of unrecognized tax benefits for the years ended December 31, 2025, 2024 and 2023, excluding interest and penalties, is as follows:

		2025	2024	2023
Balance of tax positions at beginning of the period	$	51	78	41
Additions for tax positions of prior periods		15	5	34
Additions for tax positions of current period		12	14	3
Reductions for tax positions related to prior periods and other items		(2)	(2)	(1)
Settlements and reclassifications		(7)	(31)	—
Expiration of the statute of limitations		(2)	(8)	(2)
Foreign currency translation effects		5	(5)	3
Balance of tax positions at end of the period	$	72	51	78